Offsetting of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Financial Instruments Subject to Offsetting, Master Netting Agreements and Similar Agreements

The financial instruments subject to offsetting, master netting agreements and similar agreements as of December 31, 2018 are as follows:

				Amounts Subject to Master Netting Agreement Not Offset in the Financial Statements		Total Net Amount
Financial Instrument	Gross Amount (a)	Gross amounts set off in the balance sheet (b)	Net amounts presented in the balance sheet (c)=(a)-(b)	Financial Instruments (d)	Cash Collaterals Received (e)	(c)-(d)-(e)
Assets
Loans and Other Financing
Credit Card Loans	113,420,510		113,420,510	—	3,042,254	110,378,256
Derivative Financial Instruments	1,792,170	6,530	1,785,640	—	1,223,847	561,793

Total Assets Subject to Offsetting	115,212,680	6,530	115,206,150	—	4,266,101	110,940,049

Liabilities
Derivative Financial Instruments	1,842,319	(6,530)	1,835,789	—	1,223,847	611,942
Liabilities from Financing of Credit Card Purchases	36,894,587	—	36,894,587	—	3,042,254	33,852,333

Total Liabilities Subject to Offset	38,736,906	(6,530)	38,730,376	—	4,266,101	34,464,275